UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                December 31, 2008
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		69
Form 13F Information Table Value Total:		$76,044

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      363     6310 SH	     SOLE	              6310        0      0
ALICO INC		       COM		016230104      249     6076 SH	     SOLE	              6076        0      0
AMGEN INC		       COM		031162100      212     3670 SH	     SOLE	              3670        0      0
AT & T INC		       COM		00206R102      862    30262 SH	     SOLE		     30262        0      0
AUTO DATA PROCESSING	       COM		053015103     1064    27037 SH	     SOLE		     27037        0      0
BANK AMERICA CORP	       COM		060505104     1764   125269 SH 	     SOLE		    125269        0      0
BANK OF NY MELLON CORP	       COM		064058100     1081    38142 SH	     SOLE		     38142        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      517   110074 SH	     SOLE		    110074        0      0
BEST BUY INC		       COM		086516101     1069    38024 SH	     SOLE		     38024        0      0
BP AMOCO PLC		       COM		055622104     1960    41937 SH	     SOLE		     41937        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1687    72553 SH	     SOLE		     72553        0      0
BURLINGTON NTHN SANTA FE       COM		12189T104      391     5160 SH	     SOLE		      5160        0      0
C V S CORP DEL		       COM		126650100     1867    64950 SH	     SOLE		     64950        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1123    32590 SH	     SOLE		     32590        0      0
CHEVRONTEXACO CORP	       COM		166764100     2573    34781 SH	     SOLE		     34781        0      0
CHUBB CORPORATION	       COM		171232101     1973    38696 SH	     SOLE		     38696        0      0
CISCO SYSTEMS INC	       COM		17275R102     1956   120010 SH       SOLE		    120010        0      0
CITIGROUP		       COM		172967101      189    28213 SH	     SOLE		     28213        0      0
CITRIX SYSTEMS INC	       COM		177376100     1067    45275 SH	     SOLE		     45275        0      0
COMMERCIAL METALS CO	       COM		201723103      705    59352 SH	     SOLE		     59352        0      0
CONOCOPHILLIPS 		       COM		20825c104      929    17927 SH	     SOLE		     17927	  0	 0
CORNING INC		       COM		219350105      119    12445 SH	     SOLE		     12445	  0	 0
COVIDIEN LTD		       COM		G2552X108      414    11412 SH	     SOLE		     11412	  0	 0
E M C CORP MASS		       COM		268648102      446    42595 SH	     SOLE		     42595        0      0
EMERSON ELECTRIC CO	       COM		291011104     1811    49471 SH	     SOLE		     49471        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4382    54890 SH	     SOLE		     54890        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     1804   111333 SH	     SOLE		    111333        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104      884    10475 SH	     SOLE		     10475        0      0
GREATER HUDSON BANK	       COM		391868106       47    10200 SH	     SOLE		     10200        0      0
HALLIBURTON COMPANY	       COM		406216101     1477    81258 SH	     SOLE		     81258        0      0
HOME DEPOT INC		       COM		437076102     1778    77222 SH	     SOLE		     77222        0      0
INTEGRATED ENVR TECH LTD       COM              45821F108        2    39123 SH       SOLE                    39123        0      0
INTEL CORP		       COM		458140100     1771   120802 SH       SOLE		    120802        0      0
INTL BUSINESS MACHINES	       COM		459200101      535     6358 SH	     SOLE		      6358        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      480    16150 SH	     SOLE		     16150        0      0
JOHNSON & JOHNSON	       COM		478160104     3942    65889 SH	     SOLE		     65889        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1347    42725 SH	     SOLE		     42725        0      0
KRAFT FOODS INC		       COM		50075N104      778    28958 SH	     SOLE		     28958        0      0
LOWES COMPANIES INC	       COM		548661107      220    10210 SH	     SOLE		     10210        0      0
M D U RESOURCES GROUP INC      COM		552690109      260    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      399     6412 SH	     SOLE		      6412        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1127    26898 SH	     SOLE		     26898        0      0
METLIFE INC		       COM		59156R108      720    20664 SH	     SOLE	             20664        0      0
MICROSOFT CORP		       COM		594918104     2088   107384 SH       SOLE		    107384        0      0
NABORS INDS INC		       COM		G6359F103      658    55000 SH	     SOLE		     55000        0      0
NEOPROBE CORP		       COM		640518106        6    10000 SH	     SOLE		     10000	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      293     6500 SH	     SOLE                     6500        0      0
ORACLE CORPORATION	       COM		68389X105     2908   164005 SH       SOLE		    164005        0      0
PEPSICO INCORPORATED	       COM		713448108     2191    40012 SH	     SOLE		     40012        0      0
PFIZER INCORPORATED	       COM		717081103     1990   112388 SH	     SOLE		    112388        0      0
PNC FINANCIAL SERVICES	       COM		693475105      429     8759 SH	     SOLE		      8759        0      0
PRECISION CASTPARTS CORP       COM		740189105      581     9775 SH	     SOLE		      9775        0      0
PROCTER & GAMBLE CO	       COM		742718109     2488    40246 SH	     SOLE		     40246        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1697   136824 SH	     SOLE	                 0        0 136824
REPUBLIC SERVICES INC	       COM		760759100      510    20565 SH	     SOLE		     20565        0      0
SARA LEE CORP		       COM		803111103      398    40650 SH	     SOLE		     40650        0      0
SOVEREIGN BANCORP INC	       COM		845905108       98    33024 SH	     SOLE		     33024        0      0
SUPERVALU INC		       COM		868536103      472    32345 SH	     SOLE 		     32345        0      0
SYSCO CORPORATION	       COM		871829107      771    33620 SH	     SOLE		     33620        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1186    73375 SH	     SOLE		     73375        0      0
THERMO ELECTRON CORP	       COM		883556102     1767    51865 SH	     SOLE		     51865        0      0
TIME WARNER INC		       COM		00184A105      422    41997 SH	     SOLE		     41997        0      0
TYCO INTL LTD NEW	       COM		902124106      292    13536 SH	     SOLE		     13536        0      0
UNITED PARCEL SERVICE B	       COM		911312106      224     4067 SH	     SOLE		      4067        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2257    66588 SH	     SOLE		     66588        0      0
WAL-MART STORES INC	       COM		931142103     2474    44125 SH	     SOLE		     44125        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102        0    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1212    45600 SH	     SOLE		     45600        0      0
WELLS FARGO  & CO NEW	       COM		949746101      288     9769 SH	     SOLE		      9769        0      0